15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Geographic information

	December 31, 2020	December 31, 2019
Non-current assets
Portugal	$ 216,743	$ 244,251
Kosovo	-	1
	$ 216,743	$ 244,252

Years ended
	December 31, 2020	December 31, 2019
Mineral exploration expenses
Portugal	$ 68,960	$ 520,500
Kosovo	11,383	45,927
	$ 80,343	$ 566,427